Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Apr. 03, 2022	Mar. 13, 2022	Feb. 28, 2022	Feb. 04, 2022	Feb. 02, 2022
Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Shares			4,244,088
Warrant shares			4,244,088
Net proceeds from IPO (in Dollars)			$ 15
Ordinary shares					98,750,000
Preferred shares					1,250,000
Preferred shares issued					489,812
Preferred shares outstanding					489,812
Ordinary shares.					489,812
Warrants to advisors				545,978
Warrants exercisable price (in Dollars per share)				$ 4.2
Options granted (in Dollars per share)		$ 253,584
Options exercisable price (in Dollars per share)		$ 4.2
Forecast [Member]
Subsequent events (Details) [Line Items]
Options granted (in Dollars per share)	$ 31,838
Options exercisable price (in Dollars per share)	$ 4.2